World Omni Auto Receivables Trust 2014-B	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2016

Dates Covered
Collections Period	06/01/16 - 06/30/16
Interest Accrual Period	06/15/16 - 07/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/16	505,858,549.18	29,529
Yield Supplement Overcollateralization Amount 05/31/16	19,571,625.11	0
Receivables Balance 05/31/16	525,430,174.29	29,529
Principal Payments	22,159,339.23	607
Defaulted Receivables	665,133.87	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/16	18,375,485.93	0
Pool Balance at 06/30/16	484,230,215.26	28,888

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	47.27%

Prepayment ABS Speed	1.58%

Overcollateralization Target Amount	21,790,359.69
Actual Overcollateralization	21,790,359.69

Weighted Average APR	3.65%
Weighted Average APR, Yield Adjusted	5.75%
Weighted Average Remaining Term	46.00

Delinquent Receivables:
Past Due 31-60 days	8,264,524.26	411
Past Due 61-90 days	1,975,327.08	104
Past Due 91-120 days	518,223.98	26
Past Due 121+ days	0.00	0
Total	10,758,075.32	541

Total 31+ Delinquent as % Ending Pool Balance	2.22%

Recoveries	424,059.83

Aggregate Net Losses/(Gains) - June 2016	241,074.04

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.55%
Prior Net Losses Ratio	0.78%
Second Prior Net Losses Ratio	1.17%
Third Prior Net Losses Ratio	1.19%
Four Month Average	0.92%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.07%

Flow of Funds	$ Amount

Collections	24,175,885.17
Advances	8,292.36
Investment Earnings on Cash Accounts	6,234.59
Servicing Fee	(437,858.48)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	23,752,553.64

Distributions of Available Funds
(1) Class A Interest	487,345.42
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	20,655,058.90
(7) Distribution to Certificateholders	2,576,463.07
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	23,752,553.64

Servicing Fee	437,858.48
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 06/15/16	483,094,914.47
Principal Paid	20,655,058.90
Note Balance @ 07/15/16	462,439,855.57

Class A-1
Note Balance @ 06/15/16	0.00
Principal Paid	0.00
Note Balance @ 07/15/16	0.00
Note Factor @ 07/15/16	0.0000000%

Class A-2a
Note Balance @ 06/15/16	382,457.23
Principal Paid	382,457.23
Note Balance @ 07/15/16	0.00
Note Factor @ 07/15/16	0.0000000%

Class A-2b
Note Balance @ 06/15/16	382,457.24
Principal Paid	382,457.24
Note Balance @ 07/15/16	0.00
Note Factor @ 07/15/16	0.0000000%

Class A-3
Note Balance @ 06/15/16	354,000,000.00
Principal Paid	19,890,144.43
Note Balance @ 07/15/16	334,109,855.57
Note Factor @ 07/15/16	94.3813151%

Class A-4
Note Balance @ 06/15/16	107,600,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	107,600,000.00
Note Factor @ 07/15/16	100.0000000%

Class B
Note Balance @ 06/15/16	20,730,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	20,730,000.00
Note Factor @ 07/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	521,031.67
Total Principal Paid	20,655,058.90
Total Paid	21,176,090.57

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	191.23
Principal Paid	382,457.23
Total Paid to A-2a Holders	382,648.46

Class A-2b
One-Month Libor	0.44205%
Coupon	0.67205%
Interest Paid	214.19
Principal Paid	382,457.24
Total Paid to A-2b Holders	382,671.43

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	19,890,144.43
Total Paid to A-3 Holders	20,226,444.43

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5271839
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.8989496
Total Distribution Amount	21.4261335

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0011952
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	2.3903577
Total A-2a Distribution Amount	2.3915529

A-2b Interest Distribution Amount	0.0013387
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	2.3903578
Total A-2b Distribution Amount	2.3916965

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	56.1868487
Total A-3 Distribution Amount	57.1368487

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/16	87,398.02
Balance as of 06/30/16	95,690.38
Change	8,292.36

Reserve Account
Balance as of 06/15/16	2,527,722.68
Investment Earnings	621.63
Investment Earnings Paid	(621.63)
Deposit/(Withdrawal)	-
Balance as of 07/15/16	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68